FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments break down of swaps
Total	R$ (80,575)	R$ 6,095
(Net) result of transactions with derivatives	101,776	R$ 69,008
2026
Derivative financial instruments break down of swaps
Total	(45,338)
2027
Derivative financial instruments break down of swaps
Total	(29,246)
2028
Derivative financial instruments break down of swaps
Total	5,465
2029
Derivative financial instruments break down of swaps
Total	4,943
2030
Derivative financial instruments break down of swaps
Total	4,678
2031 onwards
Derivative financial instruments break down of swaps
Total	(21,077)
IPCA x CDI
Derivative financial instruments break down of swaps
Total	5,345
IPCA x CDI | 2026
Derivative financial instruments break down of swaps
Total	5,983
IPCA x CDI | 2027
Derivative financial instruments break down of swaps
Total	5,353
IPCA x CDI | 2028
Derivative financial instruments break down of swaps
Total	5,465
IPCA x CDI | 2029
Derivative financial instruments break down of swaps
Total	4,943
IPCA x CDI | 2030
Derivative financial instruments break down of swaps
Total	4,678
IPCA x CDI | 2031 onwards
Derivative financial instruments break down of swaps
Total	(21,077)
Euribor x CDI
Derivative financial instruments break down of swaps
Total	(5,956)
Euribor x CDI | 2027
Derivative financial instruments break down of swaps
Total	(5,956)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(3,375)
Foreign currency x CDI | 2026
Derivative financial instruments break down of swaps
Total	(3,375)
NDF Copper x Pre
Derivative financial instruments break down of swaps
Total	(72,868)
NDF Copper x Pre | 2026
Derivative financial instruments break down of swaps
Total	(44,225)
NDF Copper x Pre | 2027
Derivative financial instruments break down of swaps
Total	(28,643)
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(3,721)
CDI x Foreign Currency | 2026
Derivative financial instruments break down of swaps
Total	R$ (3,721)